Equity - Additional information (Details) - COP ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2011
Equity
Capital commitments	$ 36,540,000
Number of shares authorised	60,000,000,000
Number of shares subscribed	41,116,694,690
Proportion of shares available for public trade	11.51%
Number of shares available for public trade	4,731,906,273
Proportion of shares held by majority share holders	88.49%
Number of shares held by majority share holders	36,384,788,417
Capital reserve	$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares	18,883,305,310
Subscribed and paid-in capital	$ 25,040,067		$ 25,040,067
Additional paid-in capital	6,607,699		6,607,699
Additional paid-in capital receivable	(143)
Dividends paid	3,859,661	$ 11,186,951
Profit distribution project reserve	7,665,758
Dividends approved for distribution	24,382,200		11,512,675
Ecopetrol S.A.
Equity
Dividends paid	16,415,907		$ 6,788,385
Share-based payment arrangements
Equity
Additional paid-in capital				$ 2,118,468
Share-based payment arrangements | Colombian Peso
Equity
Additional paid-in capital	4,457,997
Financial guarantee contracts
Equity
Additional paid-in capital	$ 31,377